ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 07, 2010	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011
Issuance of ordinary shares			$ 20,345,000
Initial public offering, percentage of share sold		25.00%
Business Combination, Separately Recognized Transactions [Line Items]
Shares issued	10,000,000
Ordinary shares, shares outstanding		19,901,959		20,000,000
Ownership percentage	100.00%
Ordinary shares, shares authorized	100,000,000	100,000,000		100,000,000
ADSs currently trading on the NASDAQ		4,901,959
Ultra Glory [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Ordinary shares, shares outstanding	5,000,000
Price per share	0.03
Ownership percentage	100.00%
Investors [Member]
Percent ownership		9.70%
Effectual Strength Enterprises [Member]
Percent ownership		59.70%
Effectual Strength Enterprises [Member] | Chairman [Member]
Percent ownership		100.00%
Fascinating Acme Development [Member]
Percent ownership		3.00%
Fascinating Acme Development [Member] | Chief Executive Officer's Spouse [Member]
Percent ownership		100.00%
Gross Inspiration Development [Member]
Percent ownership		3.00%
Gross Inspiration Development [Member] | Chief Executive Officer of Shanghai ZFX's Spouse [Member]
Percent ownership		100.00%
Ossen Innovation Group [Member]
Percent ownership		100.00%
Ossen Asia [Member]
Percent ownership		100.00%
Topchina [Member]
Percent ownership		100.00%
Ossen Materials [Member]
Percent ownership		81.00%
Ossen Jiujiang [Member]
Percent ownership		96.11%